RELATED PARTY TRANSACTIONS - Fund management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Fund management fees paid	$ 1,859,312	$ 3,036,425
Series 20
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 21
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 22
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 23
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 24
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 25
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 26
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	5,864
Series 27
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 28
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 29
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	27,499
Series 30
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 31
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 32
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	8,938
Series 33
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	9,326
Series 34
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 35
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 36
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 37
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 38
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 39
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 40
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 41
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	1,507,201
Series 42
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	50,236
Series 43
RELATED PARTY TRANSACTIONS
Fund management fees paid	0	0
Series 44
RELATED PARTY TRANSACTIONS
Fund management fees paid	30,914	411,888
Series 45
RELATED PARTY TRANSACTIONS
Fund management fees paid	1,152,083	683,677
Series 46
RELATED PARTY TRANSACTIONS
Fund management fees paid	$ 676,315	$ 331,796